Note 15 - Intangible - Intangible Assets by Location (Details) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Intangible assets with indefinite useful life	R$ 3,512.8	R$ 4,158.9
Intangible assets in Argentina [member]
Statement Line Items [Line Items]
Intangible assets with indefinite useful life	348.8	373.5
Intangible assets in Bolivia [member]
Statement Line Items [Line Items]
Intangible assets with indefinite useful life	567.1	558.7
Intangible assets in Brazil [member]
Statement Line Items [Line Items]
Intangible assets with indefinite useful life	4.6	575.5
Intangible assets in Canada [member]
Statement Line Items [Line Items]
Intangible assets with indefinite useful life	223.9	205.6
Intangible assets in Chile [member]
Statement Line Items [Line Items]
Intangible assets with indefinite useful life	69.5	63.1
Intangible assets in Luxembourg [member]
Statement Line Items [Line Items]
Intangible assets with indefinite useful life	339.6	419.1
Intangible assets in Paraguay [member]
Statement Line Items [Line Items]
Intangible assets with indefinite useful life	447.5	429.4
Intangible assets in the Dominican Republic [member]
Statement Line Items [Line Items]
Intangible assets with indefinite useful life	1,396.6	1,422.4
Intangible assets in Uruaguay [member]
Statement Line Items [Line Items]
Intangible assets with indefinite useful life	R$ 115.2	R$ 111.6